Intangible assets	12 Months Ended
Dec. 31, 2020
Intangible Assets [Abstract]
Intangible assets

Note 18	Intangible assets

		FINITE-LIFE					INDEFINITE-LIFE
FOR THE YEAR ENDED DECEMBER 31, 2020	NOTE	SOFTWARE	CUSTOMER RELATION- SHIPS	PROGRAM AND FEATURE FILM RIGHTS	OTHER	TOTAL	BRANDS	SPECTRUM AND OTHER LICENCES	BROADCAST LICENCES	TOTAL	TOTAL INTANGIBLE ASSETS
COST
January 1, 2020		10,522	2,017	716	489	13,744	2,409	3,586	2,026	8,021	21,765
Additions		344	—	874	41	1,259	—	116	—	116	1,375
Acquired through business combinations		1	—	10	—	11	—	—	—	—	11
Transfers		810	—	—	—	810	—	—	—	—	810
Retirements and disposals		(2,479)	—	—	(36)	(2,515)	—	—	—	—	(2,515)
Impairment losses recognized in earnings	8	(13)	—	(110)	(25)	(148)	—	(1)	(296)	(297)	(445)
Amortization included in operating costs		—	—	(845)	—	(845)	—	—	—	—	(845)
Discontinued operations	3	(16)	(281)	—	—	(297)	—	—	—	—	(297)
December 31, 2020		9,169	1,736	645	469	12,019	2,409	3,701	1,730	7,840	19,859
ACCUMULATED AMORTIZATION
January 1, 2020		7,345	839	—	229	8,413	—	—	—	—	8,413
Amortization		787	99	—	43	929	—	—	—	—	929
Retirements and disposals		(2,480)	—	—	(37)	(2,517)	—	—	—	—	(2,517)
Discontinued operations	3	(8)	(60)	—	—	(68)	—	—	—	—	(68)
December 31, 2020		5,644	878	—	235	6,757	—	—	—	—	6,757
NET CARRYING AMOUNT
January 1, 2020		3,177	1,178	716	260	5,331	2,409	3,586	2,026	8,021	13,352
December 31, 2020		3,525	858	645	234	5,262	2,409	3,701	1,730	7,840	13,102

		FINITE-LIFE					INDEFINITE-LIFE
FOR THE YEAR ENDED DECEMBER 31, 2019	NOTE	SOFTWARE	CUSTOMER RELATION- SHIPS	PROGRAM AND FEATURE FILM RIGHTS	OTHER	TOTAL	BRANDS	SPECTRUM AND OTHER LICENCES	BROADCAST LICENCES	TOTAL	TOTAL INTANGIBLE ASSETS
COST
January 1, 2019		9,525	2,014	704	500	12,743	2,409	3,587	2,111	8,107	20,850
Additions		388	—	1,004	4	1,396	—	—	—	—	1,396
Acquired through business combinations		—	6	—	—	6	—	—	—	—	6
Transfers		657	—	—	—	657	—	—	—	—	657
Retirements and disposals		(52)	(3)	—	(14)	(69)	—	—	—	—	(69)
Impairment losses recognized in earnings	8	—	—	—	(1)	(1)	—	(1)	(85)	(86)	(87)
Amortization included in operating costs		—	—	(992)	—	(992)	—	—	—	—	(992)
Discontinued operations	3	4	—	—	—	4	—	—	—	—	4
December 31, 2019		10,522	2,017	716	489	13,744	2,409	3,586	2,026	8,021	21,765
ACCUMULATED AMORTIZATION
January 1, 2019		6,720	727	—	198	7,645	—	—	—	—	7,645
Amortization		743	98	—	45	886	—	—	—	—	886
Retirements and disposals		(51)	—	—	(14)	(65)	—	—	—	—	(65)
Discontinued operations	3	2	14	—	—	16	—	—	—	—	16
Other		(69)	—	—	—	(69)	—	—	—	—	(69)
December 31, 2019		7,345	839	—	229	8,413	—	—	—	—	8,413
NET CARRYING AMOUNT
January 1, 2019		2,805	1,287	704	302	5,098	2,409	3,587	2,111	8,107	13,205
December 31, 2019		3,177	1,178	716	260	5,331	2,409	3,586	2,026	8,021	13,352